Goodwill and Intangible Assets - Summary of Changes in Carrying Amounts of Goodwill (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balance	$ 34,811,000
Measurement period adjustment – DogBuddy	(1,652,000)
Balance	$ 33,159,000